Stock Options and Warrants - Warrants Issued with Common Stock - Additional Information (Detail) - $ / shares	Sep. 10, 2014	Aug. 06, 2014	Jun. 26, 2014	May. 29, 2014	Mar. 12, 2013	Jan. 22, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock sold	29,630	40,000	36,667	22,223	33,334	67,500
Warrants outstanding converted into common stock					16,667	33,750
Warrants exercisable price					$ 30.00	$ 30.00
Warrant term						5 years
Co-Chairman and Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding converted into common stock					1,667
Warrant term					5 years